Condensed Statements of Cash Flows (Unaudited) - USD ($)	4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ (1,427)	$ 1,616,588	$ (8,687)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest income on investments held in Trust Account		(2,042,674)
Changes in operating assets and liabilities:
Prepaid expenses	(4,144)	(217,729)	(1,372)
Accounts payable		57,745
Accrued expenses		28,111
Accrued expenses – related party		5,000
Net cash used in operating activities	(5,571)	(552,959)	(10,059)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(117,875,000)
Net cash used in investing activities		(117,875,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000		25,000
Proceeds from promissory note – related party	300,000		300,000
Advance from Sponsor for payment of formation costs	412		412
Repayment to Sponsor for payment of formation costs	(412)		(412)
Proceeds from sale of Placement Units		5,653,750
Proceeds from sale of Units, net of underwriting discount paid		113,735,000
Proceeds from stock subscriptions received		206
Repayment of Promissory note – related party		(300,000)
Payment of offering costs	(85,602)	(466,173)	(226,664)
Net cash provided by financing activities	239,398	118,622,783	98,336
Net Change in Cash	233,827	194,824	88,277
Cash – Beginning of period		88,277
Cash – End of period	233,827	283,101	88,277
Non-cash investing and financing activities:
Accretion of Class A ordinary shares subject to redemption value		13,614,267
Valuation of Representative Shares		132,480
Offering costs included in Accrued offering costs		70,000	142,138
Deferred underwriting fee payable		$ 3,450,000
Issuance of Class B ordinary shares to Sponsor for subscription receivable			$ 206